AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 105.2%
Long-Term Municipal Bonds – 105.2%
Alabama – 4.4%
Black Belt Energy Gas District 5.70%, 02/01/2053(a)	$	10,000	$10,046,290
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052		3,000	2,932,343
Series 2023-2 6.54%, 06/01/2049(b) (c)		3,330	3,301,576
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		10,000	9,599,799
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053(a)		10,000	10,540,140
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042		18,565	19,510,042
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.971% (SOFR + 2.42%), 01/01/2053(a) (d)		10,000	10,189,848
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		10,000	10,368,800
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054		42,910	44,471,945
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052		15,000	10,792,220

			131,753,003

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		7,095	7,369,083

Arizona – 1.9%
Arizona Industrial Development Authority (BASIS Schools, Inc. Obligated Group) Series 2017-D 5.00%, 07/01/2051(c)		1,885	1,649,692

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 5.00%, 07/01/2043(c)	$	1,000	$924,124
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(c)		10,000	8,064,718
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061		2,000	1,550,467
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(e) (f) (g)		10,420	1,042,000
Series 2021-A 5.50%, 07/01/2031(e) (f) (g)		480	48,000
6.00%, 07/01/2051(e) (f) (g)		3,000	300,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(c)		1,000	736,849
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040		2,865	2,426,314
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools, Inc. Obligated Group) Series 2015 5.00%, 07/01/2035(c)		1,000	992,007
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		10,690	10,129,260
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(c)		3,250	3,262,802
6.875%, 11/15/2052(c)		2,000	1,995,971
7.00%, 11/15/2057(c)		1,000	997,276
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(c)		5,000	4,581,039
5.00%, 07/01/2055(c)		1,000	843,224

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(c)	$	2,000	$2,070,743
Series 2018-A 6.00%, 07/01/2052(c)		5,170	5,223,262
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)		6,550	5,452,988
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2019 5.00%, 07/01/2049(c)		1,000	873,008
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047		1,375	1,338,094
Sierra Vista Industrial Development Authority (American Leadership Academy, Inc.) Series 2023 5.75%, 06/15/2058(c)		1,810	1,736,405
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(c)		1,225	757,199

			56,995,442

Arkansas – 0.6%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(c)		2,700	2,758,573
12.00%, 07/01/2048(c)		13,000	13,688,124
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		2,300	2,234,755

			18,681,452

California – 9.4%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059		3,000	2,467,910
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054		10,000	10,494,883
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		16,020	16,605,215
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.679%, 07/01/2053(a)		10,000	9,958,594

	Principal Amount (000)		U.S. $ Value

California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	$	5,200	$4,234,115
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)		13,500	10,992,414
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)		11,070	7,238,303
4.00%, 08/01/2046(c)		3,325	2,651,396
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)		5,000	3,270,999
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)		32,000	1,637,933
5.50%, 02/01/2040(c)		2,000	1,774,077
Series 2022-A 4.50%, 08/01/2052(c)		6,000	4,806,024
California County Tobacco Securitization Agency Series 2020-B Zero Coupon, 06/01/2055		22,000	3,605,800
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2019-V 5.00%, 05/01/2049		1,730	1,967,605
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)		1,000	965,874
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 7.75%, 01/01/2050(c)		7,445	7,431,707
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(c)		1,000	51,270
Series 2021-A1 5.00%, 01/01/2056(c)		1,990	1,544,885
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035		2,000	1,969,219

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(c)	$	870	$849,309
6.875%, 01/01/2042(c)		3,415	3,223,955
Series 2014 5.00%, 01/01/2035		1,050	886,907
5.25%, 01/01/2045		2,025	1,570,096
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043		5,000	5,000,620
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e) (f) (h)		3,795	75,900
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)		8,595	8,358,420
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(c) (e) (f)		515	308,995
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036(c)		1,000	966,180
5.00%, 11/15/2046(c)		1,000	891,597
5.00%, 11/15/2051(c)		1,000	869,593
5.00%, 11/15/2056(c)		1,000	855,398
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(c)		200	196,882
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(c)		3,790	3,241,369
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(c)		3,500	3,437,593
5.00%, 07/01/2051(c)		1,750	1,694,823
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(c)		1,165	1,018,772
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(c)		1,000	930,576
California School Finance Authority (KIPP SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(c)		2,850	2,858,031

	Principal Amount (000)		U.S. $ Value

California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2046(c)	$	5,575	$5,357,608
Series 2018 5.25%, 12/01/2048(c)		6,080	5,979,425
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2052(c)		1,000	927,284
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)		10,000	7,341,393
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)		6,550	4,274,011
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)		5,000	4,065,753
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)		6,800	4,452,724
4.00%, 08/01/2047(c)		2,905	2,359,086
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)		7,500	5,071,186
4.00%, 05/01/2057(c)		10,000	6,801,186
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)		3,275	2,223,099
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)		5,000	4,063,984
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)		7,500	5,480,219
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)		10,000	7,960,241

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)	$3,105	$2,091,036
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	5,800	3,885,570
4.00%, 07/01/2058(c)	7,360	4,952,097
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	3,100	2,230,860
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	5,500	3,527,286
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	2,000	1,309,669
4.00%, 12/01/2056(c)	9,600	6,691,333
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	1,000	668,930
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(c)	5,000	3,719,296
Series 2021-A2 4.00%, 07/01/2056(c)	10,000	7,144,826
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	2,500	1,611,079
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	74,625	7,390,159
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	16,525	13,440,105
San Joaquin Hills Transportation Corridor Agency Series 2021-A 4.00%, 01/15/2044	5,518	5,220,919
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	3,600	3,626,248

	Principal Amount (000)		U.S. $ Value

Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	$	3,250	$467,177
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054		6,520	1,210,016
5.00%, 06/01/2039		680	714,811
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046		5,465	1,049,445
University of California Series 2023-B 5.00%, 05/15/2043		10,000	11,166,660

			279,377,960

Colorado – 3.3%
Aurora Highlands Community Authority Board Series 2021- A 5.75%, 12/01/2051		10,000	8,874,426
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039		750	636,622
5.00%, 12/01/2049		1,750	1,330,325
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(c)		5,730	5,392,949
Series 2022 6.50%, 12/01/2053		1,000	999,870
City & County of Denver CO Airport System Revenue Series 2015-A 5.00%, 12/01/2048(a)		10,000	10,086,414
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047		1,000	917,568
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051		1,100	849,344
4.00%, 05/01/2061		1,250	918,944
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061		1,500	1,073,090
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044		890	827,052
5.125%, 11/01/2049		765	710,725
Colorado Health Facilities Authority 5.25%, 11/01/2038(a)		2,200	2,335,400

	Principal Amount (000)		U.S. $ Value

5.25%, 11/01/2039(a)	$	2,600	$2,743,243
5.25%, 11/01/2052(a)		5,000	5,094,360
Colorado Health Facilities Authority (Intermountain Healthcare) Series 2022-S 5.00%, 05/15/2052(a)		10,000	10,367,443
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044		2,000	1,530,061
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042		1,750	1,325,434
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038		735	692,424
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041		1,175	957,528
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(c)		1,750	1,175,152
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039		1,405	1,286,278
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(g)		10,000	7,321,510
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052		1,000	900,617
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		9,760	7,716,683
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(c)		2,000	1,665,737
Meridian Ranch Metropolitan District (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.75%, 12/01/2052		1,500	1,453,377
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(c)		1,000	937,168
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(c)		3,810	2,590,800
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042		3,000	2,669,631
5.00%, 12/01/2052		1,000	845,016

	Principal Amount (000)		U.S. $ Value

Sagebrush Farm Metropolitan District No. 1 Series 2022-A 6.75%, 12/01/2052	$	1,500	$1,454,645
Spring Hill Metropolitan District No. 3 Series 2022-A 6.75%, 12/01/2052(c)		2,000	2,008,793
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038		1,060	973,656
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042		2,000	2,038,991
6.75%, 12/01/2053		3,000	3,057,945
Series 2023 8.375%, 12/15/2054		1,000	983,075
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		189	155,413
AGM Series 2020 5.00%, 12/01/2027		195	207,165
5.00%, 12/01/2030		270	292,955
5.00%, 12/01/2050		205	213,277
Verve Metropolitan District No. 1 Series 2023 6.50%, 12/01/2043		1,000	916,928
6.75%, 12/01/2052		1,000	912,555

			99,440,589

Connecticut – 0.1%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036		500	485,789
4.00%, 07/01/2037		800	768,501
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053		1,000	1,016,958

			2,271,248

Delaware – 0.2%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(c)		7,493	7,132,015

District of Columbia – 0.9%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041		3,070	3,010,239
5.00%, 06/01/2046		635	609,704
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042		1,000	1,001,473
5.00%, 07/01/2048		5,800	5,694,551

	Principal Amount (000)		U.S. $ Value

District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2039(c)	$	1,425	$1,312,390
Series 2021 5.00%, 06/01/2061(c)		1,000	823,201
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055		140,500	12,952,096

			25,403,654

Florida – 5.4%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040		2,400	1,882,814
4.00%, 10/01/2046		1,750	1,270,524
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044		4,000	3,999,128
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)		15,000	12,822,633
Bexley Community Development District Series 2016 4.875%, 05/01/2047		2,050	1,857,006
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2027		2,320	2,398,869
5.00%, 04/01/2029		2,560	2,706,764
5.00%, 04/01/2031		2,825	3,042,543
5.00%, 04/01/2033		3,110	3,397,706
5.00%, 04/01/2038		3,435	3,611,359
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(c)		1,550	1,060,054
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028		1,300	1,341,034
5.00%, 10/01/2032		1,000	1,029,967
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(c)		1,500	1,075,155
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)		27,000	1,685,397

	Principal Amount (000)		U.S. $ Value

3.375%, 07/01/2031(c)	$	1,000	$927,090
5.00%, 07/01/2056(c)		14,500	12,759,007
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.25%, 05/01/2048(c)		1,000	975,368
6.375%, 05/01/2053(c)		1,000	973,937
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(c)		1,000	868,417
5.00%, 06/01/2055(c)		2,000	1,663,669
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039		850	374,654
Zero Coupon, 09/01/2042		1,000	366,269
Zero Coupon, 09/01/2049		1,000	241,250
Zero Coupon, 09/01/2053		1,400	267,152
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040		3,000	2,683,132
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035		250	139,884
Zero Coupon, 10/01/2036		410	214,317
Zero Coupon, 10/01/2037		230	112,247
Zero Coupon, 10/01/2038		315	144,432
Zero Coupon, 10/01/2039		390	169,042
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(c)		1,000	981,290
5.00%, 04/01/2051(c)		1,970	1,841,530
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)		3,900	3,629,011
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)		8,330	8,332,915
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 3.00%, 07/01/2031(c)		990	889,910
4.00%, 07/01/2051(c)		1,950	1,559,113
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)		1,000	981,387

	Principal Amount (000)		U.S. $ Value

Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035	$	1,800	$1,832,307
5.00%, 06/15/2050		5,705	5,452,097
5.00%, 06/15/2055		3,275	3,086,039
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(c)		2,365	2,315,201
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057		2,000	2,018,736
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044		795	764,173
5.00%, 03/01/2049		3,375	3,172,913
Hillsborough County Aviation Authority 5.00%, 10/01/2048(a)		10,000	10,311,133
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057		3,000	2,474,149
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(c)		1,500	1,495,834
Series 2023-B 5.78%, 06/01/2027(c)		1,000	997,223
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.25%, 07/01/2052(c)		1,000	900,177
5.50%, 07/01/2061(c)		1,000	914,755
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037		7,235	7,399,504
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042		5,000	4,310,292
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041		1,000	863,814
4.00%, 10/01/2051		1,815	1,439,769
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056		2,100	1,495,047

	Principal Amount (000)		U.S. $ Value

Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)	$	1,000	$1,085,382
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c)		2,000	1,994,842
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047		2,450	2,147,097
5.00%, 01/01/2052		4,500	3,857,606
Tampa Florida Hospitals 4.00%, 07/01/2045(a)		15,415	13,545,805
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2020 3.50%, 05/01/2051(c)		1,945	1,420,844
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts) Series 2021 1.80%, 05/01/2026		305	286,707
Village Community Development District No. 15 Series 2023 5.25%, 05/01/2054(c)		1,000	1,003,052

			160,860,474

Georgia – 1.7%
DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)		8,625	8,417,570
7.00%, 06/01/2041(c)		2,000	1,963,899
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		1,000	915,546
5.00%, 08/01/2047		1,650	1,486,796
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)		12,250	11,720,550
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053		10,000	10,369,507
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038		715	732,260
5.00%, 01/01/2039		780	795,672
5.00%, 01/01/2048		1,530	1,533,802
5.00%, 01/01/2049		4,000	4,029,218

	Principal Amount (000)		U.S. $ Value

5.00%, 01/01/2056	$	1,360	$1,373,803
5.00%, 01/01/2059		1,560	1,557,219
Series 2022 5.50%, 07/01/2063		6,500	6,724,195

			51,620,037

Guam – 0.6%
Guam Power Authority Series 2022-A 5.00%, 10/01/2042		6,500	6,575,439
5.00%, 10/01/2043		1,000	1,008,281
Territory of Guam Series 2019 5.00%, 11/15/2031		820	834,303
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046		4,365	4,073,241
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036		5,000	4,682,472

			17,173,736

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036		4,000	4,006,349

Illinois – 8.3%
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035		5,405	5,409,032
Series 2016-A 7.00%, 12/01/2044		3,095	3,226,811
Series 2017-A 7.00%, 12/01/2046(c)		4,975	5,322,117
Series 2017-B 6.75%, 12/01/2030(c)		11,365	12,499,184
7.00%, 12/01/2042(c)		2,400	2,576,974
Series 2017-C 5.00%, 12/01/2034		5,055	5,147,012
Series 2018-A 5.00%, 12/01/2028		3,750	3,892,476
5.00%, 12/01/2032		4,800	4,938,294
5.00%, 12/01/2033		2,600	2,672,007
Series 2018-C 5.00%, 12/01/2026		4,900	5,032,773
Series 2019-B 5.00%, 12/01/2030		425	441,523
5.00%, 12/01/2031		750	777,493
5.00%, 12/01/2032		310	321,081
5.00%, 12/01/2033		290	299,356

	Principal Amount (000)		U.S. $ Value

Chicago O’Hare International Airport 5.25%, 01/01/2053(a)	$	37,000	$38,106,367
Series 2022 5.50%, 01/01/2055(a)		10,000	10,502,620
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(a)		4,510	4,005,275
4.00%, 12/01/2055(a)		10,250	8,940,979
City of Chicago IL Series 2015-B 5.00%, 01/01/2025		400	404,844
Series 2016-C 5.00%, 01/01/2038		90	90,392
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(e) (f)		7,950	4,797,358
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 6.00%, 05/01/2046		2,000	1,916,308
Illinois Finance Authority 4.00%, 08/15/2036(a)		3,000	2,990,538
4.00%, 08/15/2037(a)		3,000	2,974,426
4.00%, 08/15/2038(a)		4,000	3,941,732
4.00%, 08/15/2039(a)		2,500	2,448,710
4.00%, 08/15/2040(a)		1,750	1,700,621
4.00%, 08/15/2041(a)		2,000	1,899,918
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(c)		1,000	776,482
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043		1,190	990,116
4.00%, 08/01/2046		2,000	1,615,675
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047		1,790	1,681,778
5.00%, 02/15/2050		1,000	929,395
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035		400	344,654
4.00%, 09/01/2037		520	428,519
4.00%, 09/01/2039		1,000	797,072
4.00%, 09/01/2041		1,000	772,534
5.00%, 09/01/2036		540	508,948
5.00%, 09/01/2038		1,000	917,788
5.00%, 09/01/2040		1,500	1,348,943
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		11,613	6,380,691

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	$	1,075	$1,027,343
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)		6,100	6,098,073
7.17%, 11/01/2038		600	603,125
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042(a)		10,985	10,597,993
4.00%, 01/01/2046(a)		6,000	5,616,257
Series 2022-2 3.074%, 01/01/2046(c)		2,000	1,744,171
3.075%, 01/01/2042(c)		3,665	3,406,878
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041		24,500	10,170,817
Zero Coupon, 12/15/2050		19,675	4,939,304
State of Illinois Series 2017-D 5.00%, 11/01/2028		13,400	14,081,606
Series 2023-B 5.00%, 05/01/2033		5,000	5,470,106
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035		6,429	6,853,125
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033		7,893	7,232,589
Series 2016-B 7.00%, 03/01/2033		3,574	3,384,731
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025		1,014	1,008,811
5.00%, 03/01/2036		8,950	8,518,422
Series 2015-B 6.00%, 03/01/2036		2,493	2,494,377

			248,016,544

Indiana – 1.8%
City of Fort Wayne IN 10.75%, 12/01/2029(e) (f)		328	33
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(c)		3,350	2,550,022
City of Whiting IN (BP Products North America, Inc.) Series 2023 4.40%, 11/01/2045		8,000	8,085,666

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	$	18,235	$13,569,046
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2031(b)		3,100	3,361,239
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038		2,045	1,730,920
4.00%, 04/01/2040		2,215	1,822,048
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026		1,000	952,319
4.00%, 11/15/2027		1,000	937,297
4.00%, 11/15/2030		1,000	892,552
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039		2,675	2,566,351
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030		6,375	5,874,385
Series 2020-A 3.00%, 11/01/2030		2,690	2,478,760
Series 2021-B 2.50%, 11/01/2030		4,025	3,563,118
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057		5,000	4,438,802

			52,822,558

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050		9,000	9,032,225
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031		2,080	1,854,985
4.00%, 12/01/2041		3,400	2,651,969
4.00%, 12/01/2046		2,275	1,674,131
4.00%, 12/01/2051		4,060	2,875,930
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051		5,000	4,392,224

			22,481,464

	Principal Amount (000)		U.S. $ Value

Kansas – 0.2%
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	$	1,000	$965,935
5.00%, 03/01/2039		1,070	1,008,314
5.00%, 03/01/2044		655	605,737
5.00%, 03/01/2049		3,835	3,482,733

			6,062,719

Kentucky – 2.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038		745	661,484
City of Henderson KY (Pratt Paper LLC) Series 2022 4.70%, 01/01/2052(c)		7,000	6,582,376
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		12,150	12,404,243
5.00%, 08/01/2049		2,490	2,514,541
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042		7,765	6,336,964
5.50%, 11/15/2045		2,350	1,901,455
Series 2016-A 5.00%, 05/15/2046		4,500	3,293,238
5.00%, 05/15/2051		3,500	2,478,577
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037		4,045	4,027,820
5.25%, 06/01/2041		3,650	3,691,851
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050		2,650	2,185,839
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)		1,105	1,098,168
5.75%, 11/01/2040(c)		5,130	5,041,789
Series 2022-B 6.75%, 11/01/2040(c)		850	836,350
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(a)		10,000	9,823,488

	Principal Amount (000)		U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	$	370	$380,122

			63,258,305

Louisiana – 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045		7,625	7,188,669
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041		5,000	5,052,327
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)		25	26,046
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(f)		7,250	73
Series 2014-A 8.375%, 07/01/2039(f) (h)		17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051(a)		10,000	9,976,167
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)		955	1,036,423
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037		4,600	4,256,452

			27,536,327

Maine – 0.2%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)		7,270	7,310,915

Maryland – 2.1%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034		1,500	1,508,925
6.125%, 07/01/2039		750	753,169
6.25%, 07/01/2044		2,000	2,008,355

	Principal Amount (000)		U.S. $ Value

Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 3.25%, 09/01/2030	$	500	$463,442
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025		475	479,221
5.00%, 01/01/2026		495	503,534
5.00%, 01/01/2027		430	441,933
5.00%, 01/01/2028		300	311,547
5.00%, 01/01/2029		290	303,499
5.00%, 01/01/2030		285	299,822
5.00%, 01/01/2036		1,790	1,824,837
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040		3,500	3,522,299
5.00%, 07/01/2045		1,775	1,783,599
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)		45,000	48,094,898

			62,299,080

Massachusetts – 1.4%
Commonwealth of Massachusetts Series 2023 5.00%, 05/01/2053		10,000	10,669,713
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034		1,135	1,143,780
5.00%, 10/01/2035		3,000	3,011,068
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044		1,000	1,000,342
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(c)		1,000	947,661
Massachusetts Development Finance Agency (Springfield College) Series 2021-B 4.00%, 06/01/2041		1,355	1,140,369
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2036		3,000	3,004,660
5.00%, 07/01/2044		4,230	4,105,690
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036(a)		4,500	4,758,983

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2037(a)	$	4,000	$4,200,629
5.00%, 07/01/2038(a)		8,100	8,463,050

			42,445,945

Michigan – 1.1%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(i)		7,000	5,218,990
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047		1,060	867,466
5.00%, 11/01/2052		1,185	943,445
Michigan Finance Authority Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)		45	47,107
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2030		1,000	1,009,841
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027		185	178,329
4.00%, 02/01/2032		285	265,058
4.00%, 02/01/2042		1,115	887,580
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065		16,250	1,500,400
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039		13,580	13,432,817
5.00%, 07/01/2044		1,200	1,158,831
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058		164,100	6,593,489

			32,103,353

Minnesota – 1.0%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051		230	173,027
4.00%, 09/01/2061		870	619,591
City of Fridley MN (Roers Fridley Apartments Owner II LLC) Series 2023-A 5.75%, 06/01/2041(c)		3,000	2,803,672
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A
5.00%, 11/15/2049(a)		10,250	10,292,600

	Principal Amount (000)	U.S. $ Value

Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	$2,760	$2,747,568
5.66%, 07/01/2041(c)	7,500	7,326,668
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	1,000	834,677
4.00%, 07/01/2041	830	645,921
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(c)	2,100	1,586,443
4.00%, 06/01/2051(c)	2,225	1,510,790
4.00%, 06/01/2056(c)	1,000	656,837

		29,197,794

Mississippi – 0.6%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(g)	5,750	5,561,331
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	1,000	785,899
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(c)	1,000	801,893
5.00%, 10/01/2031(c)	2,850	2,925,260
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	6,400	6,481,621
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	250	240,521
5.00%, 01/01/2035	750	792,879

		17,589,404

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	1,825	1,846,083

	Principal Amount (000)		U.S. $ Value

I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(c)	$	5,000	$4,923,958
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)		1,815	1,548,749
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-C 7.50%, 11/15/2046		643	487,775
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046		1,165	54,564
5.00%, 11/15/2046		2,610	1,886,310
Series 2021-A 10.00%, 11/15/2037		804	692,938
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036		2,000	1,749,585
5.00%, 08/15/2046		5,585	4,398,040
5.00%, 08/15/2051		2,415	1,835,333
Series 2021-A 5.00%, 08/15/2056		5,000	3,714,259
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(c)		2,000	1,933,471

			25,071,065

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2032		10,730	11,275,459
5.00%, 09/01/2042(a)		14,215	14,460,027

			25,735,486

Nevada – 0.6%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)		9,500	1,163,704
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)		2,480	2,298,517
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045		3,000	3,014,006

	Principal Amount (000)		U.S. $ Value

State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 8.125%, 01/01/2050(b) (c)	$	9,715	$9,716,790
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(c)		1,603	1,454,111

			17,647,128

New Hampshire – 0.6%
New Hampshire Business Finance Authority Series 2022-2 0.35%, 09/20/2036		11,000	249,630
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018 4.625%, 11/01/2042(c)		2,325	1,992,117
Series 2020-A 3.625%, 07/01/2043(c)		1,240	934,974
Series 2020-B 3.75%, 07/01/2045(c)		3,215	2,466,465
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059		10,920	10,936,943

			16,580,129

New Jersey – 3.9%
Essex County Improvement Authority (North Star Academy Charter School of Newark, Inc.) Series 2020 4.00%, 07/15/2050(c)		1,000	804,878
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034		9,780	9,811,104
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037		2,000	2,044,228
5.00%, 10/01/2047		8,750	8,794,443
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2035(b)		2,840	3,051,055
5.25%, 06/15/2038(b)		3,440	3,652,307
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043		7,515	7,440,329

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$	4,140	$4,150,617
Series 2014-B 5.625%, 11/15/2030		4,525	4,581,793
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050		1,195	997,592
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033(a)		12,240	13,074,687
5.00%, 12/15/2035(a)		6,545	6,932,147
Series 2019-B 4.00%, 06/15/2037		800	800,208
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046		50,975	50,087,495

			116,222,883

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039		445	391,202
5.00%, 07/01/2049		3,935	3,175,602

			3,566,804

New York – 5.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(c)		4,315	4,199,111
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(c)		2,050	1,794,370
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039		7,050	5,287,500
5.50%, 11/01/2044		2,875	2,156,250
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(e) (f) (j)		5,000	0
Metropolitan Transportation Authority Series 2016-B 5.00%, 11/15/2025		635	651,913
5.00%, 11/15/2037		13,265	13,502,889
Series 2016-D 5.00%, 11/15/2027		4,630	4,789,980
Series 2020-C 4.75%, 11/15/2045		2,000	1,994,698

	Principal Amount (000)	U.S. $ Value

Series 2020-D 4.00%, 11/15/2048	$10,000	$8,968,139
5.00%, 11/15/2043	4,000	4,086,147
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	2,765	2,218,682
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058(e) (f)	7,315	2,188,415
9.00%, 01/01/2041(c) (e) (f)	3,660	3,477,000
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	1,355	1,003,683
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	7,151,225
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(c)	9,190	8,762,029
5.375%, 11/15/2040(c)	2,500	2,473,533
7.25%, 11/15/2044(c)	1,705	1,719,814
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	17,111,759
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,780	4,540,567
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)	10,000	10,734,680
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(a)	10,000	10,918,326
Series 2022 5.00%, 05/15/2052(a)	13,000	14,589,333
Series 2022-C 5.25%, 05/15/2052(a)	5,000	5,387,254
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,378,423
5.25%, 09/15/2042	1,795	1,378,632
5.25%, 09/15/2047	3,080	2,256,785
5.25%, 09/15/2053	6,635	4,672,139
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(c)	7,650	7,286,857

	Principal Amount (000)		U.S. $ Value

Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(c)	$	1,650	$1,221,839

			159,901,972

North Carolina – 0.2%
Fayetteville State University Series 2023 5.00%, 04/01/2033(c)		710	784,669
5.00%, 04/01/2035(c)		830	908,288
5.00%, 04/01/2039(c)		1,120	1,180,676
5.00%, 04/01/2041(c)		1,290	1,349,145
5.00%, 04/01/2043(c)		1,480	1,537,591
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035		1,625	1,552,560

			7,312,929

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(e) (f) (g)		1,550	775,000
7.00%, 12/15/2043(e) (f) (g)		1,610	805,000
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043		5,000	4,064,345

			5,644,345

Ohio – 2.9%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057		36,605	4,215,381
5.00%, 06/01/2055		35,555	32,500,555
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032		1,000	1,072,286
5.00%, 08/01/2033		800	857,382
5.00%, 08/01/2034		1,000	1,072,283
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042		20,920	20,939,073
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049		2,770	2,220,891
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039		565	462,502
5.125%, 12/01/2049		690	527,424

	Principal Amount (000)		U.S. $ Value

County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (e) (f)	$	5,215	$1,147,300
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042		1,000	999,336
6.75%, 12/01/2052		10,000	10,020,660
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)		3,700	2,520,597
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(c)		1,540	1,485,301
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056		1,000	957,921
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2057		7,065	5,139,443

			86,138,335

Oklahoma – 1.1%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038		3,295	2,498,351
3.25%, 09/01/2039		1,000	745,168
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033		3,165	3,031,252
5.50%, 08/15/2052		5,000	4,778,765
5.50%, 08/15/2057		11,290	10,677,169
Series 2022-A 5.50%, 08/15/2044		10,000	9,314,609
Tulsa Authority for Economic Opportunity (Tulsa Authority for Economic Opportunity Increment District No. 8) Series 2021 4.375%, 12/01/2041(c)		1,980	1,784,564

			32,829,878

Oregon – 0.1%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050		1,000	904,902
Multnomah County School District No. 40 Series 2023-A Zero Coupon, 06/15/2051		10,000	2,375,497

	Principal Amount (000)		U.S. $ Value

Umatilla County School District No. 6R Umatilla Series 2023-B Zero Coupon, 06/15/2053	$	3,000	$661,834
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026		340	318,334

			4,260,567

Other – 0.7%
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(g)		20,000	19,468,760
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023(g) (j)		395	395,000

			19,863,760

Pennsylvania – 4.0%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(c)		3,070	3,029,487
Series 2018 5.00%, 05/01/2042(c)		2,575	2,531,900
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047		1,800	1,118,169
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040		6,000	4,267,226
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051		5,000	3,572,892
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(c)		2,750	2,700,884
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		7,950	8,022,282
6.00%, 06/01/2051		3,715	3,728,933
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045		1,185	999,401
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036		715	682,087

	Principal Amount (000)		U.S. $ Value

Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043(a)	$	2,000	$2,135,498
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(a)		8,000	8,122,560
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032		1,000	1,020,182
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040		1,000	846,903
5.00%, 03/01/2045		500	402,943
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057(a)		10,000	10,097,050
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045		18,125	13,126,643
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) AGM Series 2022 5.00%, 12/31/2057(a)		6,000	6,060,875
5.75%, 12/31/2062(a)		4,000	4,353,981
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)		1,640	1,191,346
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029		11,500	11,121,667
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036		2,010	2,094,240
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040		1,300	1,275,616
6.50%, 06/01/2045		2,390	2,338,039
6.625%, 06/01/2050		3,870	3,805,246
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050		2,240	2,083,079
5.00%, 08/01/2054		1,585	1,456,689

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2051	$	3,450	$2,535,583
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2050(c)		1,000	931,594
Philadelphia Authority for Industrial Development (Tacony Academy Charter School) Series 2023 5.50%, 06/15/2043(c)		1,250	1,211,809
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(c)		6,920	4,158,042
5.00%, 01/01/2057(c)		5,475	3,169,278
Series 2016-B 6.08%, 01/01/2026(c)		495	473,781
Series 2016-C Zero Coupon, 01/01/2036(c)		3,010	977,485
Series 2016-D Zero Coupon, 01/01/2057(g)		59,415	3,564,900

			119,208,290

Puerto Rico – 10.6%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050		3,830	694,408
Series 2008-A Zero Coupon, 05/15/2057		70,000	4,852,729
Series 2008-B Zero Coupon, 05/15/2057		445,000	24,403,577
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024		425	409,597
Zero Coupon, 07/01/2033		21,858	13,287,512
4.00%, 07/01/2033		24,993	23,346,696
4.00%, 07/01/2035		6,453	5,914,493
4.00%, 07/01/2037		2,012	1,804,263
4.00%, 07/01/2041		2,735	2,356,495
5.625%, 07/01/2029		4,501	4,755,509
5.75%, 07/01/2031		5,122	5,529,116
Series 2022-A 0.00%, 11/01/2051		18,150	9,369,937
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051		5,652	2,345,572
Series 2022-C 0.00%, 11/01/2043		36,950	19,029,136
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040		4,450	3,626,620

	Principal Amount (000)		U.S. $ Value

HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	$	3,560	$3,587,645
5.25%, 07/01/2041		4,260	4,232,399
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024		896	907,801
Series 2020-A 5.00%, 07/01/2030(c)		10,000	10,243,072
5.00%, 07/01/2047(c)		10,000	9,569,945
Series 2021-B 4.00%, 07/01/2047(c)		1,975	1,625,132
5.00%, 07/01/2025(c)		3,505	3,527,794
5.00%, 07/01/2028(c)		2,550	2,606,777
5.00%, 07/01/2029(c)		3,850	3,941,454
5.00%, 07/01/2033(c)		2,835	2,862,215
5.00%, 07/01/2037(c)		2,530	2,523,672
Series 2022-A 4.00%, 07/01/2047(c)		3,230	2,657,812
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(e) (f)		7,425	2,023,312
5.00%, 07/01/2037(e) (f)		10,045	2,737,262
Series 2008-W 5.00%, 07/01/2028(e) (f)		7,285	1,985,162
Series 2008-WW 5.375%, 07/01/2024(e) (f)		3,700	1,008,250
Series 2010-A 5.25%, 07/01/2029(e) (f)		2,370	645,825
5.25%, 07/01/2030(e) (f)		390	106,275
Series 2010-C 5.00%, 07/01/2024(e) (f)		1,530	416,925
5.25%, 07/01/2027(e) (f)		2,550	694,875
5.25%, 07/01/2028(e) (f)		5,255	1,431,987
Series 2010-DDD 5.00%, 07/01/2020(e) (k)		1,660	452,350
5.00%, 07/01/2021(e) (k)		920	250,700
5.00%, 07/01/2022(e) (k)		610	166,225
Series 2010-X 5.25%, 07/01/2027(e) (f)		3,725	1,015,063
5.25%, 07/01/2040(e) (f)		10,035	2,734,537
5.75%, 07/01/2036(e) (f)		2,280	621,300
Series 2010-ZZ 5.25%, 07/01/2018(e) (k)		2,500	681,250
5.25%, 07/01/2019(e) (k)		1,715	467,338
5.25%, 07/01/2022(e) (k)		1,565	426,463
5.25%, 07/01/2024(e) (f)		1,570	427,825
5.25%, 07/01/2025(e) (f)		440	119,900
Series 2012-A 5.00%, 07/01/2029(e) (f)		3,345	911,513

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2042(e) (f)	$	1,000	$272,500
5.05%, 07/01/2042		2,000	545,000
Series 2013-A 7.00%, 07/01/2033		2,200	599,500
7.00%, 07/01/2040(e) (f)		575	156,688
AGM Series 2007-V 5.25%, 07/01/2031(l)		14,090	14,008,661
NATL Series 2007-V 5.25%, 07/01/2029		245	241,676
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062		21,820	21,465,425
Series 2022-B Zero Coupon, 07/01/2032		3,000	1,927,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(e) (f)		14,580	10,206,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		78	75,385
Zero Coupon, 07/01/2027		383	327,364
Zero Coupon, 07/01/2029		1,519	1,186,528
Zero Coupon, 07/01/2046		53,618	14,867,103
Zero Coupon, 07/01/2051		10,000	2,054,375
Series 2019-A 4.329%, 07/01/2040		21,770	20,612,795
4.55%, 07/01/2040		2,637	2,564,549
5.00%, 07/01/2058		35,481	34,342,255

			314,789,019

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031		1,795	1,821,653
5.00%, 05/15/2032		1,890	1,916,185
5.00%, 05/15/2033		1,000	1,012,827
5.00%, 05/15/2034		1,600	1,617,954

			6,368,619

South Carolina – 1.9%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024		2,975	2,888,737
5.26%, 11/01/2032		500	475,534
5.41%, 11/01/2039		7,515	6,993,583
6.28%, 11/01/2039		330	305,680
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(c)		5,000	4,806,590

	Principal Amount (000)		U.S. $ Value

South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(c)	$	185	$175,223
Series 2023-A 6.50%, 02/01/2056(c)		5,715	5,437,665
Series 2023-B 7.50%, 08/01/2047(c)		2,200	2,083,336
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033		2,000	1,995,597
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)		3,115	2,416,343
6.50%, 06/01/2051(c)		3,175	2,339,168
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052(i)		6,135	4,158,890
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043		1,606	1,216,561
4.00%, 12/01/2046		5,500	4,989,987
4.00%, 12/01/2049		14,178	12,656,990
4.00%, 12/01/2050		4,047	3,597,466

			56,537,350

South Dakota – 0.1%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2041		1,000	842,775
4.00%, 08/01/2051		3,620	2,783,682

			3,626,457

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(c)		19,305	17,049,383
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037		805	768,139
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)		2,350	2,331,383
9.50%, 11/01/2052(c)		6,600	6,541,795

	Principal Amount (000)		U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	$	1,580	$1,217,749
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group)
Series 2018 7.50%, 04/01/2049(c) (e) (f)		100	1,000
Series 2018-A 6.25%, 04/01/2049(c) (e) (f)		4,465	982,300
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District)
Series 2021 4.00%, 06/01/2051(c)		1,300	1,039,750
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The))
Series 2013-A 5.375%, 09/01/2041		1,020	864,649
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.)
Series 2014 5.25%, 12/01/2044		1,075	963,376
5.25%, 12/01/2049		3,250	2,852,021
Wilson County Health & Educational Facilities Board
Series 2021 4.00%, 12/01/2039		5,800	4,616,799

			39,228,344

Texas – 7.8%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue)
Series 2021-A 4.00%, 10/01/2050		2,895	2,171,071
Series 2021-B 5.00%, 10/01/2050(c)		4,250	3,492,967
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.)
Series 2023 4.875%, 06/15/2056(c)		1,000	997,490
Arlington Higher Education Finance Corp. (Magellan School (The))
Series 2022 6.25%, 06/01/2052(c)		1,100	1,109,439
6.375%, 06/01/2062(c)		3,500	3,535,725
Arlington Higher Education Finance Corp. (Uplift Education)
Series 2016-A 5.00%, 12/01/2046		2,175	2,073,422
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041		610	486,205

	Principal Amount (000)		U.S. $ Value

Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(c)	$	6,205	$5,385,511
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040		1,500	1,365,977
Board of Regents of the University of Texas System Series 2019-B 5.00%, 08/15/2049		10,000	11,126,659
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)		8,500	8,185,538
Series 2023 12.00%, 06/01/2043(c)		1,000	992,109
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)		69,320	4,823,022
6.00%, 12/01/2062		8,080	8,120,634
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)		3,460	3,266,314
6.25%, 12/01/2054(c)		1,400	1,247,973
City of Dallas TX Series 2023-A 5.00%, 02/15/2039		1,500	1,632,995
5.00%, 02/15/2040		5,000	5,415,476
5.00%, 02/15/2041		6,000	6,473,697
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040		4,715	4,718,550
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		12,845	12,820,424
Series 2015-B 5.00%, 07/15/2030		3,155	3,170,422
5.00%, 07/15/2035		1,500	1,500,698
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042		2,470	2,470,191
Series 2013 6.00%, 08/15/2043		1,000	1,001,022
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 6.00%, 06/15/2048(c)		1,000	966,151
6.25%, 06/15/2053(c)		2,000	1,970,529

	Principal Amount (000)		U.S. $ Value

Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	$	1,160	$1,036,979
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(c)		2,000	1,999,408
Decatur Hospital Authority Series 2014-A 5.25%, 09/01/2044		6,300	6,302,184
El Paso County Hospital District Series 2017 5.00%, 08/15/2033		3,940	4,033,466
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052(a)		10,000	10,109,094
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050		2,000	427,668
Zero Coupon, 12/01/2054		1,585	264,769
Series 2022-B Zero Coupon, 12/01/2043		2,965	900,049
Zero Coupon, 12/01/2055		5,000	656,045
Zero Coupon, 12/01/2056		3,325	408,317
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033		1,055	1,081,163
5.00%, 10/15/2034		1,665	1,703,762
5.00%, 10/15/2037		2,765	2,794,006
5.00%, 10/15/2038		2,615	2,635,781
5.00%, 10/15/2039		2,840	2,854,917
5.00%, 10/15/2044		5,375	5,280,525
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035		1,800	1,830,655
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)		15,000	14,629,599
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(g)		9,575	9,511,417
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053(e) (f)		4,145	4,331,525

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061(e) (f) (i)	$	9,399	$3,704,856
7.50%, 11/15/2036(e) (f)		2,265	1,841,516
7.50%, 11/15/2037(e) (f)		365	277,584
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054		3,000	2,270,897
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037		2,285	2,118,789
5.00%, 01/01/2042		7,485	6,674,455
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055		1,680	1,313,086
Series 2022 4.00%, 01/01/2047		1,300	886,348
4.25%, 01/01/2057		5,000	3,233,684
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057		5,000	4,450,371
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055		2,200	1,506,415
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040		1,000	960,954
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051		1,275	934,159
4.00%, 08/15/2056		1,380	981,006
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)		1,460	1,019,527
Series 2021 2.75%, 01/01/2036(c)		1,750	1,226,581
2.875%, 01/01/2041(c)		2,000	1,280,738
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(e) (f) (h)		5,720	1,430,000

	Principal Amount (000)		U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015-A 5.00%, 11/15/2045(e) (f) (h) (j) (m)	$	2,177	$0
Series 2015-B 5.00%, 11/15/2036(e) (f) (h) (j) (m)		948	0
Series 2017 5.25%, 11/15/2047(e) (f) (h) (j) (m)		697	0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(e) (f) (h)		16,668	10,834,225
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2049		2,625	2,407,990
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2023 5.50%, 12/31/2058		10,000	10,580,209

			233,244,930

Utah – 0.7%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(a)		5,000	5,235,450
5.00%, 05/15/2050(a)		8,000	8,243,731
Intermountain Power Agency Series 2023 5.00%, 07/01/2041		3,000	3,253,896
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052		3,000	2,181,107
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(c)		2,000	1,968,596

			20,882,780

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (St Michael’s College, Inc.) Series 2023 5.50%, 10/01/2043(c)		1,500	1,415,518

	Principal Amount (000)		U.S. $ Value

Virginia – 2.4%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$	7,263	$6,736,226
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(c)		6,410	6,003,948
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(c)		1,260	1,108,199
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047		30,935	28,397,226
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(c)		4,000	3,671,232
Series 2015-A 5.00%, 07/01/2035(c)		1,200	1,174,768
5.00%, 07/01/2045(c)		3,110	2,854,383
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(c)		4,465	4,187,071
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 7.68% (SOFR + 5.50%), 06/01/2029(c) (d)		8,500	8,153,885
8.50%, 06/01/2042(c)		10,000	9,227,778

			71,514,716

Washington – 1.9%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Taxes) Series 2016-S 5.00%, 11/01/2046		10,000	11,030,437
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038		5,700	5,548,405
Port of Seattle WA Series 2019 5.00%, 04/01/2044(a)		10,000	10,225,217
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2039		1,000	1,027,957
5.00%, 08/01/2044		4,485	4,578,850
5.00%, 08/01/2049		1,500	1,514,784

	Principal Amount (000)		U.S. $ Value

Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	$	2,835	$2,824,462
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 3.00%, 12/01/2035(c)		440	379,120
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2031		7,255	6,927,693
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 4.00%, 01/01/2026(c)		2,000	1,906,871
5.00%, 01/01/2036(c)		2,200	1,906,072
5.00%, 01/01/2046(c)		4,425	3,453,195
Series 2019-A 5.00%, 01/01/2044(c)		440	347,705
5.00%, 01/01/2049(c)		275	209,632
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048		5,315	4,542,495

			56,422,895

West Virginia – 0.6%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(c)		1,000	755,862
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.00%, 06/01/2033(c)		500	508,878
6.00%, 06/01/2053(c)		1,000	1,056,519
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(c)		2,130	1,887,934
Series 2022-A 6.25%, 06/01/2024		2,170	2,175,463
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045		1,990	1,961,612
Series 2023 9.00%, 06/01/2038(c)		8,000	7,927,386

		Principal Amount (000)	U.S. $ Value

West Virginia Hospital Finance Authority (Vandalia Health, Inc. Obligated Group) Series 2019 5.00%, 09/01/2039	$	1,400	$1,396,942

			17,670,596

Wisconsin – 6.8%
DIP Loan Agreement KDC Agribusiness (KDC Agribusiness LLC) 12.00%, 09/14/2023(j)		3,409	3,408,872
Public Finance Authority 4.00%, 10/01/2052(a)		10,000	9,134,782
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)		6,175	4,553,044
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(c)		7,245	7,238,622
5.00%, 10/01/2039(c)		7,095	6,712,135
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050		44,075	11,920,820
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)		2,000	1,907,939
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2030(b)		10,940	11,865,585
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035		800	792,845
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047		2,400	1,709,193
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046		980	765,213
5.00%, 11/01/2054		1,100	819,162
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)		1,605	1,355,604
Series 2022-A 3.875%, 12/01/2039(c)		7,370	6,167,828
Wisconsin Public Finance Authority Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(c)		40	44,526

	Principal Amount (000)		U.S. $ Value

Series 2022 6.00%, 02/01/2062(c)	$	7,850	$7,721,703
Series 2023 8.00%, 07/01/2053(c)		5,500	5,449,678
8.125%, 07/01/2058(c)		5,500	5,451,733
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(c)		750	650,661
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(c)		8,770	7,604,156
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(g)		27,000	23,526,239
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030		1,885	1,851,879
Series 2016-D 4.05%, 11/01/2030		1,780	1,721,847
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		7,250	6,853,337
5.75%, 02/01/2052(c)		13,000	12,477,222
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)		6,875	6,654,774
6.625%, 02/01/2046(c)		4,750	4,301,854
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047		1,000	913,583
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(e) (g) (j) (k)		7,500	975,000
Series 2023 15.00%, 04/30/2023(e) (g) (j) (k)		1,815	235,950
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 6.625%, 12/01/2032(c)		1,000	973,429
7.25%, 12/01/2042(c)		2,370	2,302,037
7.50%, 12/01/2052(c)		2,060	2,016,686
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)		6,640	4,758,062

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1)
Series 2023
Zero Coupon, 09/01/2029(c)	$	3,000	$1,907,845
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2045(a)		10,000	8,856,003
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045		1,740	1,748,316
Series 2020 5.00%, 04/01/2050(c)		760	681,865
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)		16,500	10,774,295
Series 2022 4.00%, 06/01/2049(c)		3,990	2,750,847
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(c)		1,725	1,492,917
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035		1,650	1,370,105
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(c)		5,000	4,128,704
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041		2,500	2,066,859
4.00%, 12/01/2051		1,500	1,131,138
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(c)		1,150	879,328

			202,624,222

Total Municipal Obligations (cost $3,581,793,069)			3,137,518,467

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.4%
Agency CMBS – 0.7%
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033		5,255	5,070,651
Series 2021-2, Class X 0.845%, 03/25/2035(n)		15,640	784,098
Series 2021-3, Class A 3.25%, 08/20/2036		3,893	3,471,877

		Principal Amount (000)	U.S. $ Value

Series 2021-3, Class X 0.79%, 08/20/2036(n)	$	13,893	$735,722
Federal Home Loan Mortgage Corp. Series 2022-ML13, Class XCA 0.96%, 07/25/2036(n)		6,774	379,503
Series 2022-ML13, Class XUS 1.00%, 09/25/2036(n)		11,851	821,884
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		9,816	8,886,976
Series 2021-1, Class X 0.726%, 12/20/2035(n)		7,737	357,867

			20,508,578

Non-Agency Fixed Rate CMBS – 1.7%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033		10,576	9,637,522
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035		4,189	3,851,297
National Finance Authority Series 2022-2, Class X 0.697%, 10/01/2036(n)		9,888	486,379
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034		12,159	11,709,712
Series 2022-1, Class A 4.375%, 09/20/2036		16,751	16,204,658
Series 2022-2, Class A 4.00%, 10/20/2036		9,888	9,266,788

			51,156,356

Total Commercial Mortgage-Backed Securities (cost $79,230,353)			71,664,934

CORPORATES - NON-INVESTMENT GRADE – 1.2%
Industrial – 1.0%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(g) (j) (m)		245	245,000

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)		7,730	5,919,325

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051(j) (m)		13,775	9,612,338

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.4%
Medline Borrower LP
3.875%, 04/01/2029(c)	$	10,000	$8,710,000
Tower Health Series 2020 4.451%, 02/01/2050		5,300	2,523,966

			11,233,966

Services – 0.1%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(e) (f) (j)		5,265	1,158,300

			28,168,929

Financial Institutions – 0.2%
Banking – 0.2%
Citigroup, Inc. 7.375%, 05/15/2028(o)		6,300	6,346,746

Total Corporates - Non-Investment Grade (cost $41,851,226)			34,515,675

CORPORATES - INVESTMENT GRADE – 0.2%
Financial Institutions – 0.2%
Banking – 0.2%
JPMorgan Chase & Co.
Series Q 8.884% (SOFR + 3.51%), 11/01/2023(d) (o)		2,700	2,708,127
Wells Fargo & Co. 7.625%, 09/15/2028(o)		3,477	3,568,097

Total Corporates - Investment Grade (cost $6,175,454)			6,276,224

	Shares

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(p) (q) (r) (cost $13,558,399)		13,558,399	13,558,399

Total Investments – 109.5% (cost $3,722,608,501)(s)			3,263,533,699
Other assets less liabilities – (9.5)%			(282,340,151)

Net Assets – 100.0%			$2,981,193,548

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$2,879,271	$—	$2,879,271
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	1,427,204	—	1,427,204
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	1,409,943	—	1,409,943
USD	5,360	01/15/2025	4.028%	CPI#	Maturity	175,670	—	175,670
USD	15,550	01/15/2026	CPI#	3.765%	Maturity	(449,551)	—	(449,551)
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(2,258,510)	—	(2,258,510)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	(1,715,462)	(46,855)	(1,668,607)
USD	41,300	01/15/2027	CPI#	3.323%	Maturity	(1,752,342)	—	(1,752,342)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	17,289,946	—	17,289,946
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	19,325,072	—	19,325,072
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	(2,027,493)	—	(2,027,493)
USD	68,050	01/15/2029	CPI#	3.735%	Maturity	426,121	—	426,121
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	(991,131)	—	(991,131)
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	4,882,941	—	4,882,941
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	4,843,787	—	4,843,787
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	1,974,259	—	1,974,259
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	2,117,298	—	2,117,298
USD	25,000	01/15/2031	2.989%	CPI#	Maturity	1,141,995	—	1,141,995
USD	22,280	01/15/2032	CPI#	3.064%	Maturity	(736,222)	—	(736,222)
USD	18,550	04/15/2032	CPI#	2.909%	Maturity	(850,535)	—	(850,535)

						$47,112,261	$(46,855)	$47,159,116

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	150,000	01/15/2027	1 Day SOFR	3.528%	Annual	$(4,738,222)	$—	$(4,738,222)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	(2,794,616)	—	(2,794,616)
USD	144,000	04/30/2030	1 Day SOFR	3.075%	Annual	(7,827,459)	—	(7,827,459)
USD	95,330	04/30/2030	1 Day SOFR	3.500%	Annual	(2,590,276)	—	(2,590,276)
USD	76,900	04/30/2030	1 Day SOFR	3.369%	Annual	(2,776,503)	—	(2,776,503)
USD	63,000	04/15/2032	2.815%	1 Day SOFR	Annual	5,231,928	—	5,231,928
USD	26,250	04/15/2032	2.748%	1 Day SOFR	Annual	2,315,114	—	2,315,114
USD	25,000	04/15/2032	2.757%	1 Day SOFR	Annual	2,186,756	—	2,186,756
USD	15,000	02/15/2041	1 Day SOFR	2.832%	Annual	(1,960,200)	—	(1,960,200)

						$(12,953,478)	$—	$(12,953,478)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	251	$(35,725)	$(29,017)	$(6,708)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	185	$(26,268)	$(16,873)	$(9,395)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	359	(51,066)	(41,316)	(9,750)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,224	(173,932)	(144,135)	(29,797)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	81	(11,558)	(9,289)	(2,269)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	102	(14,430)	(9,354)	(5,076)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	986	(139,442)	(87,350)	(52,092)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,261	(179,186)	(116,300)	(62,886)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,491	(354,029)	(282,633)	(71,396)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,898	(269,690)	(170,546)	(99,144)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	472	(67,107)	(55,378)	(11,729)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,116	(584,982)	(545,384)	(39,598)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,528	(217,153)	(169,530)	(47,623)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,232	(175,123)	(104,780)	(70,343)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,644	(233,684)	(143,436)	(90,248)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,710	(242,124)	(146,119)	(96,005)

						$(2,775,499)	$(2,071,440)	$(704,059)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	20,000	06/21/2024	MMD 5 Year^	2.970%	Maturity	$(177,856)	$—	$(177,856)
Citibank, NA	USD	10,000	10/06/2023	MMD 10 Year^	3.430%	Maturity	473,993	—	473,993
Citibank, NA	USD	5,000	03/18/2024	MMD 10 Year^	2.950%	Maturity	(99,077)	—	(99,077)
Citibank, NA	USD	10,000	04/11/2024	MMD 10 Year^	2.680%	Maturity	(477,630)	—	(477,630)
Citibank, NA	USD	20,000	04/18/2024	MMD 10 Year^	2.700%	Maturity	(928,882)	—	(928,882)
Citibank, NA	USD	25,000	05/06/2024	MMD 5 Year^	2.740%	Maturity	(454,056)	—	(454,056)
Citibank, NA	USD	20,000	05/17/2024	MMD 5 Year^	2.710%	Maturity	(402,088)	—	(402,088)
Citibank, NA	USD	20,000	05/24/2024	MMD 5 Year^	3.130%	Maturity	(3,498)	—	(3,498)
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	2,379,009	—	2,379,009
Morgan Stanley Capital Services LLC	USD	10,000	03/15/2024	MMD 10 Year^	3.000%	Maturity	(143,312)	—	(143,312)
Morgan Stanley Capital Services LLC	USD	10,000	03/25/2024	MMD 10 Year^	2.750%	Maturity	(398,469)	—	(398,469)
Morgan Stanley Capital Services LLC	USD	25,000	05/20/2024	MMD 5 Year^	3.000%	Maturity	(159,738)	—	(159,738)

							$(391,604)	$—	$(391,604)

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $875,716,358 or 29.4% of net assets.

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2023.
(e)	Non-income producing security.
(f)	Defaulted.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 2.49% of net assets as of August 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$20,000,000	$19,468,760	0.65%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 5.50%, 07/01/2031	06/04/2021	$466,370	$48,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	06/04/2021	3,000,000	300,000	0.01%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020	10,701,376	1,042,000	0.04%
Cincinnati Sr Care/Dayton/Florida/Nashville/Sebring/Trousdale/Waynesboro HC Series 2023 12.00%, 12/31/2023	08/24/2023	395,000	395,000	0.01%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	1,550,000	775,000	0.03%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	1,610,000	805,000	0.03%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/14/2021	9,861,033	7,321,510	0.25%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	5,670,545	5,561,331	0.19%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	9,575,000	9,511,417	0.32%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023	05/31/2023	245,000	245,000	0.01%
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	7,047,529	3,564,900	0.12%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	27,000,000	23,526,239	0.79%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	11/10/2022	7,500,,000	975,000	0.03%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	$1,815,000	$235,950	0.01%

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 8.375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	5,720,000	1,430,000	0.05%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	05/07/2015	2,177,149	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-B 5.00%, 11/15/2036	05/22/2015	947,502	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2017 5.25%, 11/15/2047	02/06/2020	697,496	0	0.00%
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	04/08/2010	16,668,038	10,834,225	0.36%

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2023.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Defaulted matured security.
(l)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(m)	Fair valued by the Adviser.
(n)	IO - Interest Only.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Affiliated investments.
(q)	The rate shown represents the 7-day yield as of period end.
(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,131,368 and gross unrealized depreciation of investments was $(513,096,195), resulting in net unrealized depreciation of $(425,964,827).

As of August 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.3% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

ETM – Escrowed to Maturity

MMD – Municipal Market Data

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$3,132,503,645	$5,014,822	(a)	$3,137,518,467
Commercial Mortgage-Backed Securities	—	71,664,934	—		71,664,934
Corporates - Non-Investment Grade	—	23,500,037	11,015,638		34,515,675
Corporates - Investment Grade	—	6,276,224	—		6,276,224
Short-Term Investments	13,558,399	—	—		13,558,399
Liabilities:
Floating Rate Notes(b)	(303,175,000)	—	—		(303,175,000)

Total Investments in Securities	(289,616,601)	3,233,944,840	16,030,460	(a)	2,960,358,699
Other Financial Instruments(c):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	57,893,507	—		57,893,507
Centrally Cleared Interest Rate Swaps	—	9,733,798	—		9,733,798
Interest Rate Swaps	—	2,853,002	—		2,853,002
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(10,781,246)	—		(10,781,246)
Centrally Cleared Interest Rate Swaps	—	(22,687,276)	—		(22,687,276)
Credit Default Swaps	—	(2,775,499)	—		(2,775,499)
Interest Rate Swaps	—	(3,244,606)	—		(3,244,606)

Total	$(289,616,601)	$3,264,936,520	$16,030,460	(a)	$2,991,350,379

(a)	The Portfolio held securities with zero market value at period end.
(b)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2023 is as follows:

Portfolio	Market Value 05/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,642	$180,854	$172,938	$13,558	$163